The Advisors’ Inner Circle Fund

Westwood SmallCap Fund

(the “Fund”)

Supplement Dated November 2, 2020

to the Fund’s

Y Class Shares Summary Prospectus (the “Summary Prospectus”)

and

Y Class Shares Prospectus (the “Prospectus”),

each dated March 31, 2020

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

The Board of Trustees of The Advisors’ Inner Circle Fund has approved the following with respect to Y Class Shares of the Fund: (1) the re-designation of Y Class Shares as Ultra Shares; (2) the removal of the shareholder servicing fee; (3) a change to the total annual fund operating expense limit; (4) an increase in the minimum initial investment; (5) an increase in the minimum account balance required to participate in the systematic withdrawal plan; and (6) modifications to shareholder eligibility criteria. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended as follows:

1.	All references to “Y Class Shares” in the Summary Prospectus and Prospectus are deleted and replaced with “Ultra Shares.”

2.	In the “Fund Fees and Expenses” section of the Summary Prospectus and the corresponding section of the Prospectus, the Fee Table and footnote are deleted and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Ultra Shares
Management Fees	0.85%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.97%
Less Fee Reductions and/or Expense Reimbursements [1]	(0.18)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.79%

[1]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for the Ultra Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the Fund’s Ultra Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2022.

3.	In the “Fund Fees and Expenses” section of the Summary Prospectus and the corresponding section of the Prospectus, the Example table is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$81	$287	$515	$1,169

4.	In the “Performance Information” section of the Summary Prospectus and the corresponding section of the Prospectus, the second paragraph is deleted and replaced with the following:

Ultra Shares of the Fund commenced operations on March 31, 2020, and therefore do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. The Fund's Institutional Shares are offered in a separate prospectus. Ultra Shares of the Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Ultra Shares are lower than the expenses of Institutional Shares.

5.	In the “Purchase and Sale of Fund Shares” section of the Summary Prospectus and the corresponding section of the Prospectus, the following bullet point is added to the end of the list of shareholder eligibility criteria:

•	Ultra Shares shareholders purchasing Ultra Shares through the reinvestment of dividends or other distributions.

6.	In the “Investment Adviser” section of the Prospectus, the fourth paragraph is deleted and replaced with the following:

The Adviser has contractually agreed to reduce its fees and reimburse expenses of the Ultra Shares of the Fund in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the average daily net assets of the Ultra Shares of the Fund until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Fund’s total annual Fund operating expenses (not including excluded expenses) and the Fund’s expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

7.	In the “Purchasing, Selling and Exchanging Fund Shares – How to Choose a Share Class” section of the Prospectus, the following replaces the Y Class Shares row in the table:

Class Name	Eligible Investors	Investment Minimum	Features
Ultra Shares	Ultra Shares of the Fund are offered exclusively to:	Initial: $20,000,000	Front-End Sales Charge - None
	• employer retirement plans;	Subsequent: None	Contingent Deferred Sales Charge (“CDSC”) - None
	• health savings accounts under section 223 of the Code, if such accounts are maintained by the Fund at an omnibus level;		Rule 12b-1 Fee - None
	• endowments and foundations and local, city and state agencies (or entities acting on their behalf);		Shareholder Servicing Fee - None
• Unaffiliated registered investment companies;
• collective investment trusts;
• banks and trust companies or law firms acting as trustee or manager for trust accounts;
• insurance companies; and
• Ultra Shares shareholders purchasing Ultra Shares through the reinvestment of dividends or other distributions.

8.	In the “Purchasing, Selling and Exchanging Fund Shares – Minimum Purchases” section of the Prospectus, the first sentence is deleted and replaced with the following:

You can open an account with the Fund with a minimum initial investment of $20,000,000.

9.	In the “Purchasing, Selling and Exchanging Fund Shares – By Systematic Withdrawal Plan (via ACH)” section of the Prospectus, the first sentence is deleted and replaced with the following:

If your account balance is at least $500,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH).

10.	The “Payments to Financial Intermediaries – Shareholder Servicing Plan” section of the Prospectus is deleted.

11.	The “Payments to Financial Intermediaries – Other Payments by the Fund” section of the Prospectus is retitled “Payments to Financial Intermediaries – Payments by the Fund” and the last sentence is deleted.

12.	The paragraph in the “Financial Highlights” section of the Prospectus is deleted and replaced with the following:

Because Ultra Shares of the Fund commenced operations on March 31, 2020, financial highlights are not yet available.

Please retain this supplement for future reference.

WHG-SK-080-0100

The Advisors’ Inner Circle Fund

Westwood SmallCap Fund

(the “Fund”)

Supplement Dated November 2, 2020

to the

Fund’s Y Class Shares Statement of Additional Information (the “SAI”),

dated March 31, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees of The Advisors’ Inner Circle Fund has approved the following with respect to Y Class Shares of the Fund: (1) the re-designation of Y Class Shares as Ultra Shares; (2) the removal of the shareholder servicing fee; (3) a change to the total annual fund operating expense limit; (4) an increase in the minimum initial investment; (5) an increase in the minimum account balance required to participate in the systematic withdrawal plan; and (6) modifications to shareholder eligibility criteria. Accordingly, effective immediately, the SAI is hereby amended as follows:

1.	All references to “Y Class Shares” of the Fund are deleted and replaced with “Ultra Shares.”

2.	In “The Adviser” section, the following replaces the Y Class Shares row for the Fund in the Expense Cap table on pg. S-40:

Fund	Share Class	Expense Cap
Westwood SmallCap Fund	Ultra Shares	0.79%

3.	The “Payments to Financial Intermediaries – Shareholder Servicing Plan” section is deleted.

4.	In the “Payments to Financial Intermediaries – Other Payments by the Funds” section, the last sentence is deleted and replaced with the following:

Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Funds may pay to financial intermediaries pursuant to the Funds’ distribution plan.

Please retain this supplement for future reference.

WHG-SK-081-0100